                                    [GRAPHIC]


                              BESSEMER SAND HILL
                               INVESTORS FUND II
--------------------------------------------------------------------------------

                                      Annual Report

                                      October 31, 2002



                      Bessemer Investment Management LLC
--------------------------------------------------------------------------------
                              INVESTMENT ADVISOR

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------



    For the year ended October 31, 2002, the Fund posted a return of (39.59%)* versus a return of (28.90%) for the Lipper Science and Technology Index** for the same period. Since its inception in May 2001, the Fund's annualized return was (37.47%)* versus (41.80%) for the Lipper Science and Technology Index**.

    Over the past two and one-half years, investors have experienced the worst technology-investing environment in the post World War II era. As of early October 2002, the Nasdaq Composite was down about 80% from its highest point two and one-half years ago; the Lipper Science and Technology Index had tumbled 82% from its high; IBM has fallen by 52%, Intel 58%, Cisco 46%, and Oracle 44%. For the year ended October 31, 2002 the value of the Fund's portfolio declined 39.6% versus a decline in the Lipper Science and Technology Index of 33.0%. However, we saw a substantial rebound in the portfolio beginning October 9 through the end of October 2002, with a net gain in the portfolio of 16% for the entire month. This momentum has continued with further significant appreciation in November 2002 of 25%.

    For investors with time horizons of three-to-five years we believe the current environment is one of the best times in history to invest in technology companies. Rather than reflecting the unbridled hopes of just a few years ago, stock prices now reflect the current fears of investors. We believe, stocks of many high quality companies with proven business models, strong balance sheets and significant growth prospects are now very attractively priced. Although the current business climate provides many challenges, the pace of technological change continues to increase and technology remains the major growth driver of industries around the world. Despite the economic downturn, technology projects often remain among the top three-to-five corporate priorities. In constructing our portfolio, we have paid careful attention to the types of technology projects that will receive budget dollars in this tight spending environment--those

  * Past performance is not indicative of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

 ** The Lipper Science and Technology Index is the composite performance of thirty largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc. Investments cannot be made directly in an index.

BESSEMER SAND HILL INVESTORS FUND II
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------

projects with a high and quick return on investment, low risk of failure, and high cost of deferral. As a result, we believe the companies comprising the portfolio have the potential to emerge from this period as market leaders.

    Only with the benefit of hindsight will we know for certain when the bottom in the technology sector occurred, but we think we have reached that point and believe that there will be a slow recovery over the next 12 to 18 months. To be a technology investor today requires a strong stomach and the patience to handle the negative sentiment and the extraordinary volatility of the equity markets on a daily basis. We firmly believe that those investors with courage, conviction, and the patience to look forward and assess their asset allocation over a three-to-five year period will look back with hindsight and consider the current period the best time to invest in small technology growth companies.

    Introduced on May 4, 2001, this Fund is intended for growth investors and pursues long-term capital appreciation. To this end, its managers work to identify outstanding future business opportunities in a variety of growth sectors. Following careful evaluation, companies selected for investment are those that are well positioned in new markets, have strong management teams, proprietary products or services and a strategy designed to achieve significant investment returns over time.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                               October 31, 2002
--------------------------------------------------------------------------------


            Shares          Security Description            Value
            ------          --------------------            -----
            COMMON STOCKS--90.3%
                    BIOTECHNOLOGY & DRUGS--28.8%
            182,600 Affymetrix, Inc. (b)                 $ 4,765,860
            193,800 ArthroCare Corp. (b)                   2,110,482
            100,800 Exelixis, Inc. (b)                       497,952
            183,300 Inhale Therapeutic Systems, Inc. (b)   1,165,788
            147,700 Millennium Pharmaceuticals, Inc. (b)   1,098,888
            122,200 Molecular Devices Corp. (b)            1,644,812
            115,800 Tularik, Inc. (b)                        841,866
            125,700 Vertex Pharmaceuticals, Inc. (b)       2,464,977
                                                         -----------
                                                          14,590,625
                                                         -----------
                    BUSINESS & INFORMATION
                    SERVICES--12.7%
            181,100 BEA Systems, Inc. (b)                  1,464,918
             48,700 Intuit, Inc. (b)                       2,528,504
             97,100 ProBusiness Services, Inc. (b)           883,610
            115,000 ProBusiness Services, Inc. (b)*        1,046,500
            332,800 SeeBeyond Technology Corp. (b)           525,824
                                                         -----------
                                                           6,449,356
                                                         -----------
                    COMMUNICATIONS &
                    NETWORKING--6.5%
            495,100 JDS Uniphase Corp. (b)                 1,114,470
            370,300 Juniper Networks, Inc. (b)             2,156,998
                                                         -----------
                                                           3,271,468
                                                         -----------
                    OTHER TECHNOLOGY--8.7%
            432,100 CNET Networks, Inc. (b)                  855,558
            239,000 Yahoo! Inc. (b)                        3,565,880
                                                         -----------
                                                           4,421,438
                                                         -----------
                    SEMICONDUCTOR--11.7%
             60,600 Linear Technology Corp.                1,674,984

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
PORTFOLIO OF INVESTMENTS
October 31, 2002 (Continued)
--------------------------------------------------------------------------------


           Principal
            Amount/
            Shares           Security Description            Value
           ---------         --------------------            -----
           COMMON STOCKS--Continued
                      SEMICONDUCTOR--Continued
              127,600 Magma Design Automation, Inc. (b)   $ 1,089,704
               41,300 Maxim Integrated Products, Inc. (b)   1,314,992
              171,100 PMC-Sierra, Inc. (b)                    833,257
              567,300 Vitesse Semiconductor Corp. (b)         998,448
                                                          -----------
                                                            5,911,385
                                                          -----------
                      SOFTWARE--19.2%
              121,000 Advent Software, Inc. (b)             1,707,310
              337,900 Agile Software Corp. (b)              2,301,099
               25,600 Electronic Arts, Inc. (b)             1,667,072
              321,100 i2 Technologies, Inc. (b)               250,458
              257,300 Siebel Systems, Inc. (b)              1,934,896
              630,800 Vignette Corp. (b)                      668,648
              164,300 webMethods, Inc. (b)                  1,187,889
                                                          -----------
                                                            9,717,372
                                                          -----------
                      TELECOMMUNICATIONS--2.7%
              371,451 CIENA Corp. (b)                       1,366,940
                                                          -----------
           TOTAL COMMON STOCKS
             (Cost $86,532,869)                            45,728,584
                                                          -----------
           U.S. GOVERNMENT AGENCY--5.9%
           $3,000,000 FANNIE MAE, 1.72%, 12/13/2002         2,994,013
                                                          -----------
           TOTAL U.S. GOVERNMENT AGENCY
             (Cost $2,994,013)                              2,994,013
                                                          -----------
           TOTAL INVESTMENTS
             (Cost $89,526,882)(a)--96.2%                  48,722,597
           OTHER ASSETS IN EXCESS OF
             LIABILITIES--3.8%                              1,930,483
                                                          -----------
           NET ASSETS--100.0%                             $50,653,080
                                                          ===========

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                   October 31, 2002 (Concluded)
--------------------------------------------------------------------------------


(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 42,354,108
                   Unrealized depreciation....   (1,549,823)
                                               ------------
                   Net unrealized depreciation $(40,804,285)
                                               ============

(b) Non-income producing security.

* Security exempt from registration under Rule 144 of the Securities Act of 1933, as amended. These securities may be resold in transaction exempt from registration normally to qualified institutional buyers.

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002
--------------------------------------------------------------------------------


      Assets:
      Investments, at market value (cost of $89,526,882).... $ 48,722,597
      Cash and equivalents..................................    8,296,045
      Accrued income receivable.............................        5,414
      Receivable for fund shares sold.......................      621,000
                                                             ------------
          Total Assets......................................   57,645,056
                                                             ------------
      Liabilities:
      Payable for fund shares redeemed......................    6,858,112
      Accrued expenses......................................      119,414
      Payable to trustees...................................       14,450
                                                             ------------
          Total Liabilities.................................    6,991,976
                                                             ------------
      Net Assets............................................ $ 50,653,080
                                                             ============
      Net assets consist of:
      Paid-in capital....................................... $ 91,626,359
      Accumulated net investment loss.......................           --
      Accumulated net realized loss on investments..........     (168,994)
      Net unrealized depreciation on investments............  (40,804,285)
                                                             ------------
      Net Assets............................................ $ 50,653,080
                                                             ============
      Net Asset Value, Maximum Offering Price and Redemption
        Proceeds per Share.................................. $       4.96
                                                             ============
      Shares of Capital Stock Outstanding...................   10,222,593
                                                             ============

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                        STATEMENT OF OPERATIONS
                                            For the Year Ended October 31, 2002
--------------------------------------------------------------------------------



       Investment Income:
           Interest....................................... $    231,253
           Dividend.......................................       10,975
                                                           ------------
               Total Income...............................      242,228
                                                           ------------
       Expenses:
           Management.....................................    1,004,810
           Legal..........................................      130,122
           Audit and Tax..................................       35,500
           Registration...................................        3,200
           Directors......................................       57,264
           Miscellaneous..................................       11,859
                                                           ------------
               Total expenses.............................    1,242,755
                                                           ------------
       Net Investment Loss................................   (1,000,527)
                                                           ------------
       Net Realized and Unrealized Loss:
           Net realized losses on investments.............     (148,640)
           Net change in unrealized depreciation on
             investments..................................  (34,050,010)
                                                           ------------
       Net Realized and Unrealized Loss...................  (34,198,650)
                                                           ------------
       Net Decrease in Net Assets Resulting from
         Operations....................................... $(35,199,177)
                                                           ============

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       Year        Period
                                                       Ended        Ended
                                                    October 31,  October 31,
                                                       2002        2001(a)
                                                   ------------  -----------
   From Operations:
       Net investment loss........................ $ (1,000,527) $  (251,962)
       Net realized losses on investments.........     (148,640)     (20,354)
       Net change in unrealized depreciation
         on investments...........................  (34,050,010)  (6,754,275)
                                                   ------------  -----------
       Net decrease in net assets from
         operations...............................  (35,199,177)  (7,026,591)
                                                   ------------  -----------
   From Capital Stock Transactions:
       Net proceeds from sale of capital
         stock....................................   39,993,512   62,457,126
       Net cost of capital stock redeemed.........   (9,446,891)    (124,899)
                                                   ------------  -----------
       Net increase in net assets resulting from
         capital stock transactions...............   30,546,621   62,332,227
                                                   ------------  -----------
       Net (Decrease)/Increase in Net
         Assets...................................   (4,652,556)  55,305,636
                                                   ------------  -----------
   Net Assets:
       Beginning of period........................   55,305,636           --
                                                   ------------  -----------
       End of period.............................. $ 50,653,080  $55,305,636
                                                   ============  ===========
       Undistributed net investment income........ $         --  $        --
                                                   ============  ===========
   Share Transactions:
       Issued.....................................    5,328,421    6,749,225
       Redeemed...................................   (1,839,840)     (15,213)
                                                   ------------  -----------
       Net Increase in Shares.....................    3,488,581    6,734,012
                                                   ============  ===========

(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                               October 31, 2002
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

    Bessemer Funds Trust (the "Trust"), a Delaware Business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust's Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more series of the Trust. At October 31, 2002, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the "Fund") which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC ("the Manager") is the investment manager and investment adviser to the Fund. Glynn Capital Management LLC (the "Sub-Adviser") serves as the investment sub-adviser (the "Sub-Adviser"). The Manager currently owns a 24.9% limited participation interest in the Sub-Adviser.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    A. Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. If the quotations are not readily available, or if the values have been materially affected by events occurring after the close of a foreign market, assets may be valued by a method that the Board of Trustees, or the Valuation Committee of the Board of Trustees believes accurately reflects fair value. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System will be

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (Continued)
--------------------------------------------------------------------------------


valued at last sale prices as quoted by such Systems or, in the absence any sale on the valuation date, at latest quoted bid prices. Such bid prices shall be obtained from a reputable independent pricing service.

    Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid prices. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

    Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees, or the Valuation Committee of the Board of Trustees.

    B. Restricted Securities. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures approved by the Board. For the year ended October 31, 2002, the Fund held a restricted security, ProBusiness Services, Inc.

    C. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2002 (Continued)
--------------------------------------------------------------------------------



    D. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    E. Federal Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

NOTE 3. RELATED PARTY TRANSACTIONS

    A. Investment Management and Incentive Fees. Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly on the first business day of the month and is equal to 0.125% (1.50% on an annualized basis) of the Fund's net assets as of the preceding month-end. The Manager will pay the Sub-Adviser one-third of the management fee as long as the Sub-Adviser acts in that role for the Fund.

    The Manager will also be entitled to receive an incentive fee (the "Incentive Fee") which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund's net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund's net assets at the beginning of such fiscal year adjusted for current year's subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund's

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (Continued)
--------------------------------------------------------------------------------


net assets exceeds the highest previous value ("High Water Mark") as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i) 90% to be paid within 30 days of Fund's fiscal year-end and (ii) the balance within 30 days after the completion of the Fund's audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund.

    The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of October 31, 2002, there was no accrued Incentive Fee payable to the Manager.

    B. Administration and Transfer Agency. The Manager directly provides the Fund with certain administration and transfer agency services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. The Manager has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the "Sub-Administrator") to serve as sub-administrator to the Fund. The Manager will pay the Sub-Administrator an annual fee of 0.09% of the Fund's net assets calculated and payable on a monthly basis. The Manager will not be entitled to receive any additional fee from the Fund for providing such services.

    C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,000 per meeting attended and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

    D. Custody Fees. The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company ("Bessemer"), a New Jersey state chartered bank having ownership similar to that of the Manager, serves as the Fund's custodian. Bessemer is responsible for maintaining the books and records of the Funds' securities and cash. The Manager is solely responsible for paying Bessemer any custody fees for such services.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2002 (Continued)
--------------------------------------------------------------------------------



NOTE 4. PURCHASE AND SALES OF SECURITIES

    For the year ended October 31, 2002, the Fund had purchases of investment securities (other than short-term investments) of $49,073,510 and sales of $1,360,231.

NOTE 5. SUBSCRIPTIONS AND REPURCHASE OFFERS

    Interests in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund are sold without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

    In accordance with Rule 23-c3 of the Act, the Fund will offer to repurchase Interests (the "Repurchase Offer") on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will normally be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

    The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the "Repurchase Amount"). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the "Additional Amount"). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis. The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund's Interests. For the year ended October 31, 2002, the Fund had total subscriptions of $39,993,512 and repurchases of $9,446,891.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (Concluded)
--------------------------------------------------------------------------------



NOTE 6. FEDERAL INCOME TAXES

    At October 31, 2002, the Fund had $168,994 capital loss carryforwards for federal income tax purposes. Of this amount, $20,354 will expire in 2009 and $148,640 will expire in 2010. The capital loss carryforward will reduce the applicable Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and this will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                                (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                               For the Year     Period
                                                  Ended          Ended
                                               October 31,    October 31,
                                                   2002         2001(a)
                                               ------------ -----------
   Net asset value, beginning of period.......   $   8.21    $  10.00
                                                 --------    --------
   Investment Operations:
       Net investment loss....................      (0.10)      (0.04)
       Net realized and unrealized losses on
         investments..........................      (3.15)      (1.75)
                                                 --------    --------
           Total from investment
             operations.......................      (3.25)      (1.79)
                                                 --------    --------
   Net asset value, end of period.............   $   4.96    $   8.21
                                                 ========    ========
   Total Return...............................    (39.59%)    (17.90%)(c)
   Annualized Ratios/Supplementary Data:
   Net assets at end of period (000)..........   $ 50,653    $ 55,306
   Ratio of expenses to average net assets....      1.89%      1.75% (b)(d)
   Ratio of net investment loss to average net
     assets...................................     (1.52%)     (1.30%)(b)(d)
   Portfolio turnover rate....................      2.78%       0.02%

--------------------------------------------------------------------------------
(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b) Annualized.
(c) Not annualized.
(d) Per share values calculated using the Fund's average net assets as of the opening of business on the first business day of each month.

                      See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders of
Bessemer Funds Trust:

    We have audited the accompanying statement of assets and liabilities of Bessemer Sand Hill Investors Fund II (the one portfolio constituting the Bessemer Funds Trust--the "Trust"), including the schedule of investments, as of October 31, 2002, the related statements of operations for the year then ended, and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bessemer Sand Hill Investors Fund II of Bessemer Funds Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for each of respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
December 6, 2002

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


Trustees and Officers of Bessemer Funds Trust

    Interested Trustees and Officers. The table below sets forth certain information about each of the Trusts' Interested Trustees, as well as its Executive Officers.

                                                                          Number
                                                                            of
                                                                        Portfolios
                                     Term of                             in Fund
                                     Office;                             Complex        Other
                       Position(s)    Term                               Overseen  Directorships(1)
                        Held with   Served in  Principal Occupation(s)      by         Held by
Name, Address, and Age    Trust      Office      During Past 5 Years     Trustee       Trustee
---------------------- ----------- ----------- ------------------------ ---------- ----------------
  John R. Whitmore.... Trustee     Indefinite; Consultant, Bessemer          6             4
  630 Fifth Avenue                 1 Year,     Trust Company, N.A.
  New York, NY 10111               6 Months    (1975-1998); President,
  Age: 69                                      CEO & Director of
                                               Bessemer Group, Inc. and
                                               subsidiaries of Bessemer
                                               Trust Company, N.A.
                                               (Since 1999).

  Frank E. Helsom..... Trustee     Indefinite; President and CEO, The        1           N/A
  630 Fifth Avenue                 1 Year,     Bessemer Group,
  New York, NY 10111               6 Months    Incorporated and all
  Age: 60                                      bank subsidiaries (Since
                                               2000); Senior Executive
                                               Vice President of the
                                               Bessemer Group,
                                               Incorporated and all
                                               bank subsidiaries (1994-
                                               2000).

  Timothy J. Morris... President   Indefinite; Senior Managing             N/A           N/A
  630 Fifth Avenue                 1 Year,     Director, The Bessemer
  New York, NY 10111               6 Months    Group, Incorporated and
  Age: 59                                      all bank subsidiaries
                                               (Since 1995); Chief
                                               Investment Officer, The
                                               Bessemer Group,
                                               Incorporated and all
                                               bank subsidiaries (Since
                                               1997).

  Peter C. Artemiou... Vice        Indefinite; Senior Vice President       N/A           N/A
  630 Fifth Avenue     President;  1 Year,     and Controller
  New York, NY 10111   Assistant   6 Months    Alternative Assets, The
  Age: 39              Treasurer               Bessemer Group,
                                               Incorporated and
                                               Bessemer Trust
                                               Company, N.A. (Since
                                               2000); Assistant Vice
                                               President, The Bessemer
                                               Group, Incorporated and
                                               all bank subsidiaries
                                               (1996-2000).

BESSEMER SAND HILL INVESTORS FUND II
INVESTMENT ADVISOR'S REPORT
(Continued)
--------------------------------------------------------------------------------


                                                                         Number of
                                     Term of                             Portfolios
                                     Office;                              in Fund        Other
                       Position(s)    Term                                Complex   Directorships(1)
                        Held with   Served in   Principal Occupation(s)   Overseen      Held by
Name, Address, and Age    Trust      Office       During Past 5 Years    by Trustee     Trustee
---------------------- ----------- ----------- ------------------------- ---------- ----------------
 Richard Murtagh...... Vice        Indefinite; Principal & Controller,      N/A           N/A
 630 Fifth Avenue      President;  1 Year,     The Bessemer Group,
 New York, NY 10111    Assistant   6 Months    Incorporated and all
 Age: 41               Treasurer               bank subsidiaries (Since
                                               1997); Vice President
                                               and Assistant Controller,
                                               The Bessemer Group,
                                               Incorporated and all
                                               bank subsidiaries (1987-
                                               1997).

 John G. MacDonald.... Treasurer;  Indefinite; Managing Director, CFO       N/A           N/A
 630 Fifth Avenue      Chief       1 Year,     and Treasurer, The
 New York, NY 10111    Financial   6 Months    Bessemer Group,
 Age: 45               Officer                 Incorporated (Since
                                               1996); Senior Vice
                                               President, The Bessemer
                                               Group, Incorporated
                                               (1987-1996).

 Laura E. Korfmann.... Secretary   Indefinite; Vice President &             N/A           N/A
 630 Fifth Avenue                  1 Year,     Assistant General
 New York, NY 10111                6 Months    Counsel, The Bessemer
 Age: 36                                       Group, Incorporated
                                               (Since 2000); Associate,
                                               Seward & Kissel LLP
                                               (1997-2000); Associate,
                                               Sills, Cummis, Radin,
                                               Tischman, Epstein &
                                               Gross (1995-1997).

 Steven L. Williamson. Assistant   Indefinite; Managing Director and        N/A           N/A
 630 Fifth Avenue      Secretary   1 Year,     Associate General
 New York, NY 10111                6 Months    Counsel, The Bessemer
 Age: 48                                       Group, Incorporated,
                                               Bessemer Trust
                                               Company, N.A. and all
                                               bank subsidiaries (Since
                                               1996); Vice President &
                                               Associate General
                                               Counsel, Bessemer
                                               Securities Corporation
                                               (Since 1996).

(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
    Section 15(d) of the Exchange Act.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
                                                                    (Concluded)
--------------------------------------------------------------------------------



    Independent Trustees. The following table sets forth certain information about the Trusts' Independent Trustees.

                                                                             Number
                                                                               of
                                                                           Portfolios
                                        Term of                             in Fund
                                        Office;                             Complex        Other
                          Position(s)    Term                               Overseen  Directorships(1)
                           Held with   Served in  Principal Occupation(s)      by         Held by
Name, Address, and Age       Trust      Office      During Past 5 Years     Trustee       Trustee
----------------------    ----------- ----------- ------------------------ ---------- ----------------
Eugene P. Beard..........   Trustee   Indefinite; Vice Chairman--Finance       6             3
372 Danbury Road,                     1Year,      & Operations, The
2nd Floor                             6 Months    Interpublic Group of
Wilton, CT 06897                                  Companies, Inc.
Age: 67

Howard D. Graves.........   Trustee   Indefinite; Chancellor, Texas A&M        6             1
9254 Brookwater Circle                1Year,      University System
College Station, TX 77845             6 Months    (Since 1999); Visiting
Age: 63                                           Professor, Lyndon B.
                                                  Johnson School of
                                                  Public Affairs,
                                                  University of Texas at
                                                  Austin (1998-1999);
                                                  Director of Military
                                                  Education Programs,
                                                  University of Texas at
                                                  Austin (1997-1998);
                                                  Associate, The
                                                  International
                                                  Foundation, Washington,
                                                  DC (1997-2000);
                                                  Adviser, Voyager
                                                  Extended Learning, Inc.
                                                  (Since 1997); Director;
                                                  Chairman of Board,
                                                  Recycling Holdings, Inc.
                                                  (1996-1997); and
                                                  Superintendent, United
                                                  States Military
                                                  Academy, West Point,
                                                  New York, Lieutenant
                                                  General, U.S. Army
                                                  (1991 to 1996).

Robert M. Kaufman, Esq...   Trustee   Indefinite; Partner, Proskauer Rose      6             1
1585 Broadway                         1Year,      LLP, Attorneys at Law.
New York, NY 10036                    6 Months
Age: 73

(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
    Section 15(d) of the Exchange Act.

    The Statement of Additional Information ("SAI") includes additional information about the Trusts' trustees and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.

         Investment Adviser:                Custodian:
         Bessemer Investment Management LLC Bessemer Trust Company
         630 Fifth Avenue                   100 Woodbridge Center Drive
         New York, NY 10111                 Woodbridge, NJ 07095
         (212) 708-9100
                                            Sub-Custodian:
         Sub-Adviser:                       Bank of New York
         Glynn Capital Management LLC       1 Wall Street
         3000 Sand Hill Road                New York, NY 10289
         Building 4, Suite 235
         Menlo Park, CA 94025               Independent Auditors:
                                            Deloitte & Touche LLP
         Administrator:                     Two World Financial Center
         Bessemer Trust Company, N.A.       New York, NY 10281
         100 Woodbridge Center Drive
         Woodbridge, NJ 07095

         Sub-Administrator:
         BISYS Fund Services Ohio, Inc.
         3435 Stelzer Road
         Columbus, OH 43219


(12/02)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.